Schedule of Investments (unaudited)	iShares® Fallen Angels USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 5.8%
Bombardier Inc., 7.45%, 05/01/34(a)(b)	$9,107	$10,452,832
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)(b)	11,094	10,991,935
5.90%, 02/01/27(b)	8,480	8,550,638
5.95%, 02/01/37(b)	8,435	8,558,657
6.75%, 01/15/28(b)	4,196	4,355,742
6.88%, 05/01/25 (Call 04/01/25)	6,327	6,421,146
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)	17,175	16,259,229
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)(b)	5,425	5,086,697
4.60%, 06/15/28 (Call 03/15/28)(b)	12,497	10,640,821
		81,317,697
Airlines — 4.6%
American Airlines Inc., 7.25%, 02/15/28 (Call 02/15/25)(a)(b)	1,500	1,488,405
American Airlines Pass Through Trust
Series 2013-1, Class A, 4.00%, 01/15/27(b)	3,423	3,202,970
Series 2014-1, Class A, 3.70%, 04/01/28(b)	7,279	6,666,456
Series 2015-1, Class A, 3.38%, 11/01/28(b)	9,846	8,851,895
Series 2016-1, Class A, 4.10%, 07/15/29(b)	3,101	2,795,213
Series 2016-2, Class A, 3.65%, 12/15/29	3,697	3,214,038
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	13,246	12,732,850
3.75%, 10/28/29 (Call 07/28/29)(b)	9,152	8,285,214
4.38%, 04/19/28 (Call 01/19/28)(b)	7,283	6,919,578
Hawaiian Airlines Pass Through Certificates, Series
2013-1, Class A, 3.90%, 07/15/27	2,871	2,587,041
U.S. Airways Pass Through Trust
Series 2012-2, Class A, 4.63%, 12/03/26(b)	3,040	2,885,468
Series 2013-1, Class A, 3.95%, 05/15/27(b)	4,361	4,089,853
		63,718,981
Apparel — 0.7%
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	10,110	9,273,195

Auto Manufacturers — 2.9%
Ford Holdings LLC, 9.30%, 03/01/30(b)	760	851,633
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(b)	3,902	3,804,762
4.75%, 01/15/43(b)	5,250	4,108,545
5.29%, 12/08/46 (Call 06/08/46)(b)	3,398	2,802,297
6.38%, 02/01/29(b)	501	497,057
6.63%, 10/01/28(b)	1,179	1,214,288
7.40%, 11/01/46(b)	1,030	1,077,545
7.45%, 07/16/31(b)	2,801	3,004,605
Ford Motor Credit Co. LLC
3.66%, 09/08/24	1,783	1,729,706
3.82%, 11/02/27 (Call 08/02/27)	1,974	1,772,494
4.06%, 11/01/24 (Call 10/01/24)	3,843	3,725,635
4.13%, 08/04/25	3,768	3,599,947
4.27%, 01/09/27 (Call 11/09/26)	2,368	2,210,078
4.39%, 01/08/26(b)	3,171	3,012,006
4.54%, 08/01/26 (Call 06/01/26)	2,062	1,947,600
4.69%, 06/09/25 (Call 04/09/25)(b)	1,593	1,541,705
5.11%, 05/03/29 (Call 02/03/29)	3,861	3,599,379
		40,499,282
Auto Parts & Equipment — 1.5%
Goodyear Tire & Rubber Co. (The), 7.00%, 03/15/28(b)	2,526	2,541,838
Security	Par (000)	Value

Auto Parts & Equipment (continued)
ZF North America Capital Inc., 4.75%, 04/29/25(a)(b)	$18,539	$17,989,504
		20,531,342
Banks — 5.4%
Dresdner Funding Trust I, 8.15%, 06/30/31
(Call 06/30/29)(a)(b)	17,743	18,972,590
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	500	487,995
Pacific Western Bank, 3.25%, 05/01/31 (Call 05/01/26), (3-mo. SOFR + 2.520%)(b)(c)	4,723	3,971,004
UniCredit SpA
5.86%, 06/19/32 (Call 06/19/27), (5-year USD ICE Swap + 3.703%)(a)(c)	18,899	17,422,421
7.30%, 04/02/34 (Call 04/02/29), (5-year USD ICE Swap + 4.914%)(a)(b)(c)	21,365	20,734,732
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (3-mo. SOFR + 2.250%)(b)(c)	11,120	9,156,764
Western Alliance Bank, 5.25%, 06/01/30 (Call 06/01/25)(b)	4,415	3,983,434
		74,728,940
Chemicals — 1.8%
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)(b)	5,444	5,135,869
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)(b)	4,626	4,507,112
5.25%, 12/15/29 (Call 09/15/29)(b)	12,699	11,621,998
5.65%, 12/01/44 (Call 06/01/44)(b)	5,305	4,426,651
		25,691,630
Commercial Services — 0.8%
United Rentals North America Inc., 3.88%, 11/15/27 (Call 08/11/23)(b)	12,739	11,830,837

Computers — 3.0%
Crane NXT Co., 4.20%, 03/15/48 (Call 09/15/47)	9,215	6,366,091
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	9,049	7,980,042
4.13%, 01/15/31 (Call 10/15/30)(b)	4,883	4,023,348
4.75%, 01/01/25(b)	7,830	7,693,758
4.88%, 06/01/27 (Call 03/01/27)(b)	8,933	8,622,846
5.75%, 12/01/34 (Call 06/01/34)(b)	8,774	7,806,403
		42,492,488
Cosmetics & Personal Care — 0.3%
Avon Products Inc., 8.45%, 03/15/43(b)	3,897	4,622,855

Diversified Financial Services — 0.9%
Brightsphere Investment Group Inc., 4.80%, 07/27/26(b)	4,927	4,710,113
Navient Corp., 5.63%, 08/01/33(b)	10,675	8,176,730
		12,886,843
Electric — 3.4%
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)(b)	2,221	2,093,270
2.65%, 03/01/30 (Call 12/01/29)(b)	5,137	4,328,025
Series A, 1.60%, 01/15/26 (Call 12/15/25)(b)	2,578	2,341,829
Series B, 2.25%, 09/01/30 (Call 06/01/30)(b)	3,837	3,097,725
Series B, 4.15%, 07/15/27 (Call 04/15/27)(b)	12,799	12,113,486
Series C, 3.40%, 03/01/50 (Call 09/01/49)(b)	7,342	5,015,614
Series C, 5.10%, 07/15/47 (Call 01/15/47)	6,105	5,535,220
Series C, 7.38%, 11/15/31(b)	5,621	6,337,003
Panoche Energy Center LLC, 6.89%, 07/31/29(a)(b)	727	722,538
TransAlta Corp., 6.50%, 03/15/40(b)	5,556	5,349,984
		46,934,694

Schedule of Investments (unaudited) (continued)	iShares® Fallen Angels USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Energy - Alternate Sources — 0.9%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	$12,795	$12,360,341

Engineering & Construction — 1.0%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)(b)	4,929	4,799,565
4.25%, 09/15/28 (Call 06/15/28)(b)	10,069	9,410,487
		14,210,052
Entertainment — 1.4%
Resorts World Las Vegas LLC
4.63%, 04/16/29 (Call 01/16/29)(d)	17,095	14,167,481
4.63%, 04/06/31 (Call 01/06/31)(a)	6,140	4,825,856
		18,993,337
Food — 0.4%
Safeway Inc., 7.25%, 02/01/31(b)	4,703	4,929,449

Health Care - Services — 1.4%
Tenet Healthcare Corp., 6.88%, 11/15/31(b)	6,391	6,396,943
Toledo Hospital (The)
4.98%, 11/15/45 (Call 05/15/45)(b)	4,830	2,943,933
6.02%, 11/15/48	7,170	4,931,096
Series B, 5.33%, 11/15/28	5,643	4,581,552
		18,853,524
Housewares — 3.0%
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)(b)	2,613	2,523,949
4.45%, 04/01/26 (Call 01/01/26)(b)	27,592	26,286,347
5.88%, 04/01/36 (Call 10/01/35)(b)	5,823	5,074,162
6.00%, 04/01/46 (Call 10/01/45)(b)	9,260	7,522,361
		41,406,819
Insurance — 2.3%
Genworth Holdings Inc., 6.50%, 06/15/34	5,876	5,138,562
Liberty Mutual Group Inc., 7.80%, 03/07/87(a)(b)	7,763	8,034,317
MBIA Inc., 5.70%, 12/01/34(b)	150	136,630
Ohio National Financial Services Inc.
6.63%, 05/01/31(a)(b)	4,628	4,210,277
6.80%, 01/24/30 (Call 10/24/29)(a)(b)	7,866	7,318,133
Provident Financing Trust I, 7.41%, 03/15/38(b)	3,084	3,091,741
Wilton RE Ltd., 6.00%, (Call 10/22/30), (5-year CMT + 5.266%)(a)(b)(c)(e)	4,825	4,319,147
		32,248,807
Iron & Steel — 0.8%
Allegheny Ludlum LLC, 6.95%, 12/15/25(b)	2,324	2,353,259
Cliffs Natural Resources Inc., 6.25%, 10/01/40(b)	4,151	3,538,147
U.S. Steel Corp., 6.65%, 06/01/37(b)	4,915	4,814,783
		10,706,189
Leisure Time — 2.2%
Carnival Corp., 6.65%, 01/15/28(b)	3,684	3,402,100
Carnival PLC, 7.88%, 06/01/27(b)	3,525	3,606,428
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)(b)	8,367	7,299,538
7.50%, 10/15/27(b)	5,540	5,641,936
11.50%, 06/01/25 (Call 08/11/23)(a)(b)	9,900	10,492,911
		30,442,913
Lodging — 6.2%
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(a)	8,820	7,899,721
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	6,297	5,941,534
3.20%, 08/08/24 (Call 07/08/24)	16,231	15,747,803
Security	Par (000)	Value

Lodging (continued)
3.50%, 08/18/26 (Call 06/18/26)	$10,983	$10,273,828
3.90%, 08/08/29 (Call 05/08/29)(b)	8,225	7,374,370
Sands China Ltd.
4.30%, 01/08/26 (Call 12/08/25)	6,000	5,690,760
5.63%, 08/08/25 (Call 06/08/25)	14,500	14,297,725
5.90%, 08/08/28 (Call 05/08/28)	7,000	6,803,230
Travel + Leisure Co.
6.00%, 04/01/27 (Call 01/01/27)(b)	6,903	6,759,211
6.60%, 10/01/25 (Call 07/01/25)(b)	6,207	6,235,366
		87,023,548
Manufacturing — 0.8%
Hillenbrand Inc., 5.00%, 09/15/26 (Call 07/15/26)(b)	6,668	6,556,111
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	5,217	5,107,808
		11,663,919
Media — 1.0%
Belo Corp.
7.25%, 09/15/27(b)	4,772	4,682,286
7.75%, 06/01/27(b)	4,286	4,251,155
Liberty Interactive LLC
8.25%, 02/01/30(b)	8,937	3,338,863
8.50%, 07/15/29	5,107	1,919,415
Warner Media LLC, 7.63%, 04/15/31(b)	200	210,686
		14,402,405
Office & Business Equipment — 0.6%
Xerox Corp.
4.80%, 03/01/35(b)	4,428	3,053,460
6.75%, 12/15/39	6,183	4,779,088
		7,832,548
Office Furnishings — 0.5%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	7,763	6,876,621

Oil & Gas — 4.1%
Apache Corp.
4.38%, 10/15/28 (Call 07/15/28)	1,875	1,735,106
7.75%, 12/15/29(b)	1,150	1,174,828
Global Marine Inc., 7.00%, 06/01/28	4,903	4,264,286
Murphy Oil Corp.
5.88%, 12/01/42 (Call 06/01/42)(b)	6,068	5,209,014
7.05%, 05/01/29(b)	4,586	4,669,465
Occidental Petroleum Corp.
5.55%, 03/15/26 (Call 12/15/25)(b)	375	372,908
6.95%, 07/01/24(b)	1,800	1,811,646
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)(b)	8,423	7,733,662
5.15%, 11/15/29 (Call 08/15/29)(b)	6,230	5,776,892
Southwestern Energy Co., 5.70%, 01/23/25 (Call 10/23/24)(b)	6,691	6,650,252
Transocean Inc.
6.80%, 03/15/38(b)	10,863	8,678,451
7.50%, 04/15/31(b)	7,046	6,179,765
9.35%, 12/15/41	3,194	2,795,293
		57,051,568
Oil & Gas Services — 0.4%
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)	6,186	6,033,515

Packaging & Containers — 1.5%
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26(b)	6,224	6,489,080

Schedule of Investments (unaudited) (continued)	iShares® Fallen Angels USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Pactiv LLC
7.95%, 12/15/25(b)	$3,762	$3,792,961
8.38%, 04/15/27(b)	2,978	3,015,255
Sealed Air Corp., 6.88%, 07/15/33(a)(b)	7,793	8,131,762
		21,429,058
Pharmaceuticals — 3.1%
Owens & Minor Inc., 4.38%, 12/15/24 (Call 09/15/24)(b)	3,632	3,539,965
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	11,788	11,422,572
4.38%, 03/15/26 (Call 12/15/25)	12,520	11,915,910
4.65%, 06/15/30 (Call 03/15/30)(b)	13,396	12,000,673
4.90%, 12/15/44 (Call 06/15/44)(b)	5,457	4,224,100
		43,103,220
Pipelines — 9.7%
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	10,163	9,334,004
4.13%, 12/01/27 (Call 09/01/27)	7,196	6,526,196
4.35%, 10/15/24 (Call 07/15/24)	4,701	4,588,364
4.50%, 03/01/28 (Call 12/01/27)(a)(b)	1,500	1,352,685
5.60%, 10/15/44 (Call 04/15/44)	5,548	4,111,845
5.85%, 11/15/43 (Call 05/15/43)	7,307	5,648,384
6.75%, 08/15/33	1,611	1,445,953
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)(b)	7,776	7,486,344
4.85%, 07/15/26 (Call 04/15/26)	8,994	8,737,221
5.05%, 04/01/45 (Call 10/01/44)(b)	8,060	6,368,609
5.45%, 06/01/47 (Call 12/01/46)(b)	8,930	7,349,569
5.60%, 04/01/44 (Call 10/01/43)	6,195	5,123,637
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)(b)	3,590	3,512,456
4.13%, 12/01/26 (Call 09/01/26)(b)	8,697	8,173,963
5.50%, 07/15/28 (Call 04/15/28)(b)	14,518	13,992,158
6.50%, 07/15/48 (Call 01/15/48)(b)	9,856	8,999,021
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	6,901	6,575,411
4.80%, 05/15/30 (Call 02/15/30)(a)	6,222	5,531,731
4.95%, 07/15/29 (Call 04/15/29)(a)	10,067	9,243,217
6.88%, 04/15/40(a)(b)	8,428	7,705,805
7.50%, 07/15/38(a)	4,462	4,116,061
		135,922,634
Real Estate Investment Trusts — 4.9%
Diversified Healthcare Trust, 4.75%, 02/15/28 (Call 08/15/27)(b)	8,879	6,505,732
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)(b)	6,190	4,189,887
2.65%, 06/15/26 (Call 05/15/26)(b)	5,303	3,937,531
3.45%, 10/15/31 (Call 07/15/31)(b)	7,161	3,776,711
4.50%, 02/01/25 (Call 11/01/24)(b)	10,962	9,666,401
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)(b)	5,217	4,097,954
4.35%, 10/01/24 (Call 09/01/24)	10,542	10,125,486
4.38%, 02/15/30 (Call 08/15/29)(b)	5,239	3,905,936
4.50%, 03/15/25 (Call 09/15/24)(b)	4,555	4,295,411
4.75%, 10/01/26 (Call 08/01/26)	5,873	5,134,940
4.95%, 02/15/27 (Call 08/15/26)	5,246	4,496,924
4.95%, 10/01/29 (Call 07/01/29)(b)	5,558	4,284,495
5.25%, 02/15/26 (Call 08/15/25)	4,589	4,189,573
		68,606,981
Security	Par (000)	Value

Retail — 8.7%
Bath & Body Works Inc.
6.95%, 03/01/33(b)	$6,137	$5,557,790
7.0%, 07/15/37(b)	4,000	3,567,800
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)(b)	4,359	4,290,694
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)(b)	6,247	5,900,042
4.63%, 05/01/31 (Call 02/01/31)(b)	8,449	6,220,914
5.55%, 07/17/45 (Call 01/17/45)(b)	7,606	4,890,506
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)(b)	4,458	2,780,945
4.50%, 12/15/34 (Call 06/15/34)(b)	7,004	5,128,679
5.13%, 01/15/42 (Call 07/15/41)(b)	4,520	3,121,241
6.38%, 03/15/37	3,258	2,558,573
6.70%, 07/15/34(a)(b)	3,064	2,544,468
Marks & Spencer PLC, 7.13%, 12/01/37(a)(b)	5,461	5,225,740
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(b)	6,207	5,615,411
4.25%, 08/01/31 (Call 05/01/31)(b)	7,507	5,924,299
4.38%, 04/01/30 (Call 01/01/30)(b)	9,033	7,617,890
5.00%, 01/15/44 (Call 07/15/43)(b)	17,310	11,800,054
6.95%, 03/15/28(b)	5,312	5,268,389
QVC Inc.
4.45%, 02/15/25 (Call 11/15/24)(b)	10,507	8,893,020
4.75%, 02/15/27 (Call 11/15/26)(b)	10,195	6,592,291
5.45%, 08/15/34 (Call 02/15/34)(b)	7,150	3,613,110
5.95%, 03/15/43(b)	5,512	2,711,463
Rite Aid Corp., 7.70%, 02/15/27	2,961	629,834
Yum! Brands Inc.
5.35%, 11/01/43 (Call 05/01/43)(b)	4,645	4,195,921
6.88%, 11/15/37	6,051	6,530,723
		121,179,797
Telecommunications — 11.1%
Embarq Corp., 8.00%, 06/01/36(b)	25,415	14,412,846
Frontier Florida LLC, Series E, 6.86%, 02/01/28(b)	5,447	5,076,713
Frontier North Inc., Series G, 6.73%, 02/15/28	3,373	3,017,722
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(a)(b)	13,542	11,948,919
3.88%, 11/15/29 (Call 08/15/29)(a)(b)	13,430	11,450,284
Lumen Technologies Inc.
Series G, 6.88%, 01/15/28(b)	3,945	1,759,549
Series P, 7.60%, 09/15/39	6,528	2,391,011
Series U, 7.65%, 03/15/42	5,421	1,978,014
Qwest Corp., 7.25%, 09/15/25(b)	4,481	4,367,676
Rogers Communications Inc., 5.25%, 03/15/82
(Call 03/15/27), (5-year CMT + 3.590%)(a)(b)(c)	13,335	12,297,804
Telecom Italia Capital SA
6.00%, 09/30/34	12,036	9,725,329
6.38%, 11/15/33(b)	12,014	10,132,127
7.20%, 07/18/36	12,011	10,318,770
7.72%, 06/04/38	12,040	10,694,048
U.S. Cellular Corp., 6.70%, 12/15/33(b)	9,578	8,267,825
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29), (5-year USD Swap + 4.873%)(c)	35,910	36,776,867
		154,615,504
Transportation — 0.4%
XPO CNW Inc., 6.70%, 05/01/34(b)	5,392	5,328,590

Total Long-Term Investments — 97.5%
(Cost: $1,559,351,926)		1,359,750,123

Schedule of Investments (unaudited) (continued)	iShares® Fallen Angels USD Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 18.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(f)(g)(h)	235,693	$235,764,205
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(f)(g)	17,460	17,460,000

Total Short-Term Securities — 18.1%
(Cost: $253,136,026)		253,224,205

Total Investments — 115.6%
(Cost: $1,812,487,952)		1,612,974,328

Liabilities in Excess of Other Assets — (15.6)%		(218,233,079)

Net Assets — 100.0%		$1,394,741,249

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$240,104,458	$—		$(4,437,739	)(a)	$(7,172)	$104,658	$235,764,205	235,693	$2,148,151	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,360,000	6,100,000	(a)	—		—	—	17,460,000	17,460	319,093		4
						$(7,172)	$104,658	$253,224,205		$2,467,244		$4

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® Fallen Angels USD Bond ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,359,750,123	$—	$1,359,750,123
Money Market Funds	253,224,205	—	—	253,224,205
	$253,224,205	$1,359,750,123	$—	$1,612,974,328

Portfolio Abbreviation

CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate